Schedule of Investments (unaudited)
January 31, 2025
 ClearBridge Small Cap Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.2%
Communication Services — 0.7%
Media — 0.7%
Integral Ad Science Holding Corp.	1,949,867	$20,493,102 *

Consumer Discretionary — 9.3%
Automobile Components — 1.2%
Fox Factory Holding Corp.	501,382	13,697,756 *
Modine Manufacturing Co.	218,500	22,166,825 *
Total Automobile Components		35,864,581
Broadline Retail — 2.1%
Global-e Online Ltd.	1,006,200	60,261,318 *
Diversified Consumer Services — 0.9%
Duolingo Inc.	73,600	26,789,664 *
Hotels, Restaurants & Leisure — 3.6%
Dutch Bros Inc., Class A Shares	650,325	40,658,319 *
Wingstop Inc.	215,898	64,316,014
Total Hotels, Restaurants & Leisure		104,974,333
Household Durables — 0.7%
Installed Building Products Inc.	100,858	20,054,605
Specialty Retail — 0.8%
Abercrombie & Fitch Co., Class A Shares	199,200	23,780,496 *

Total Consumer Discretionary		271,724,997
Consumer Staples — 8.5%
Consumer Staples Distribution & Retail — 7.8%
BJ’s Wholesale Club Holdings Inc.	763,626	75,637,155 *
Casey’s General Stores Inc.	173,989	73,383,340
Grocery Outlet Holding Corp.	1,642,082	26,585,308 *
Performance Food Group Co.	576,596	52,072,385 *
Total Consumer Staples Distribution & Retail		227,678,188
Personal Care Products — 0.7%
e.l.f. Beauty Inc.	208,291	20,810,354 *

Total Consumer Staples		248,488,542
Energy — 4.0%
Energy Equipment & Services — 2.4%
Archrock Inc.	341,000	9,578,690
Cactus Inc., Class A Shares	829,434	49,525,504
Expro Group Holdings NV	800,800	10,114,104 *
Total Energy Equipment & Services		69,218,298
Oil, Gas & Consumable Fuels — 1.6%
Matador Resources Co.	788,173	45,714,034

Total Energy		114,932,332
Financials — 10.5%
Banks — 1.3%
Wintrust Financial Corp.	282,000	36,888,420
Capital Markets — 5.1%
Hamilton Lane Inc., Class A Shares	465,562	74,108,159
PJT Partners Inc., Class A Shares	445,310	73,462,791
Total Capital Markets		147,570,950
See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 ClearBridge Small Cap Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — 3.4%
NMI Holdings Inc.	588,972	$22,746,099 *
Shift4 Payments Inc., Class A Shares	641,460	76,878,981 *
Total Financial Services		99,625,080
Insurance — 0.7%
Oscar Health Inc., Class A Shares	570,000	9,462,000 *
Trupanion Inc.	229,485	10,886,768 *
Total Insurance		20,348,768

Total Financials		304,433,218
Health Care — 21.0%
Biotechnology — 8.1%
Biohaven Ltd.	373,150	14,272,987 *
Blueprint Medicines Corp.	293,100	32,982,543 *
Insmed Inc.	775,500	59,387,790 *
Mirum Pharmaceuticals Inc.	691,793	33,814,842 *
TG Therapeutics Inc.	858,500	27,214,450 *
Ultragenyx Pharmaceutical Inc.	305,471	13,144,417 *
Vaxcyte Inc.	538,000	47,516,160 *
Viking Therapeutics Inc.	222,900	7,299,975 *
Total Biotechnology		235,633,164
Health Care Equipment & Supplies — 5.2%
CONMED Corp.	209,400	15,030,732
Glaukos Corp.	95,700	14,971,308 *
Insulet Corp.	125,708	34,994,593 *
Lantheus Holdings Inc.	163,116	15,089,861 *
Penumbra Inc.	272,221	72,674,841 *
Total Health Care Equipment & Supplies		152,761,335
Health Care Providers & Services — 5.2%
HealthEquity Inc.	657,049	72,551,351 *
RadNet Inc.	542,400	35,510,928 *
Surgery Partners Inc.	1,700,306	43,340,800 *
Total Health Care Providers & Services		151,403,079
Life Sciences Tools & Services — 1.9%
Medpace Holdings Inc.	158,516	55,345,861 *
Pharmaceuticals — 0.6%
Intra-Cellular Therapies Inc.	138,524	17,603,630 *

Total Health Care		612,747,069
Industrials — 19.3%
Aerospace & Defense — 2.7%
BWX Technologies Inc.	293,979	33,199,049
Moog Inc., Class A Shares	182,855	33,217,439
Rocket Lab USA Inc.	365,600	10,620,680 *
Total Aerospace & Defense		77,037,168
Air Freight & Logistics — 1.2%
GXO Logistics Inc.	794,369	36,104,071 *
Building Products — 2.1%
Trex Co. Inc.	847,997	61,759,622 *
See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2025 Quarterly Report

 ClearBridge Small Cap Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Construction & Engineering — 2.3%
Construction Partners Inc., Class A Shares	496,700	$39,934,680 *
Fluor Corp.	548,500	26,443,185 *
Total Construction & Engineering		66,377,865
Electrical Equipment — 1.3%
Bloom Energy Corp., Class A Shares	1,635,362	38,561,836 *
Ground Transportation — 2.6%
XPO Inc.	571,581	76,403,232 *
Machinery — 3.1%
RBC Bearings Inc.	250,590	87,393,262 *
Tennant Co.	38,971	3,332,800
Total Machinery		90,726,062
Professional Services — 0.3%
Paycor HCM Inc.	331,368	7,333,174 *
Trading Companies & Distributors — 3.7%
FTAI Aviation Ltd.	245,200	24,649,956
H&E Equipment Services Inc.	266,955	23,676,239
McGrath RentCorp.	245,865	30,160,260
Xometry Inc., Class A Shares	891,496	29,606,582 *
Total Trading Companies & Distributors		108,093,037

Total Industrials		562,396,067
Information Technology — 22.3%
Electronic Equipment, Instruments & Components — 3.0%
Fabrinet	114,000	24,647,940 *
Novanta Inc.	83,651	12,519,209 *
OSI Systems Inc.	246,637	48,449,372 *
Total Electronic Equipment, Instruments & Components		85,616,521
IT Services — 3.5%
Wix.com Ltd.	429,005	102,485,004 *
Semiconductors & Semiconductor Equipment — 3.2%
Allegro MicroSystems Inc.	1,336,638	32,199,610 *
Lattice Semiconductor Corp.	1,063,403	60,635,239 *
Total Semiconductors & Semiconductor Equipment		92,834,849
Software — 12.6%
Brain Corp.	598,883	3,637,936 *(a)(b)(c)
Clearwater Analytics Holdings Inc., Class A Shares	532,900	15,006,464 *
Intapp Inc.	565,272	40,298,241 *
Jamf Holding Corp.	1,273,901	19,248,644 *
Klaviyo Inc., Class A Shares	1,298,799	59,757,742 *
nCino Inc.	854,962	29,077,258 *
Onestream Inc.	385,759	11,487,903 *
PagerDuty Inc.	2,007,464	37,178,233 *
Qualys Inc.	114,017	15,895,110 *
Sprout Social Inc., Class A Shares	1,296,575	42,359,105 *
Varonis Systems Inc.	1,456,354	66,060,217 *
Zeta Global Holdings Corp., Class A Shares	1,483,427	27,220,886 *
Total Software		367,227,739

Total Information Technology		648,164,113
See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 ClearBridge Small Cap Growth Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Materials — 2.6%
Chemicals — 2.6%
Balchem Corp.		259,787	$41,555,528
Element Solutions Inc.		1,356,875	35,020,944

Total Materials			76,576,472
Total Common Stocks (Cost — $1,750,705,440)			2,859,955,912
Investments in Underlying Funds — 1.6%
SPDR S&P Biotech ETF (Cost — $49,195,008)		511,000	47,354,370
	Rate
Preferred Stocks — 0.6%
Health Care — 0.2%
Pharmaceuticals — 0.2%
Caris Life Sciences Inc., Series C	—	2,075,035	4,453,737 *(a)(b)(c)
Caris Life Sciences Inc., Series D	—	360,901	2,188,559 *(a)(b)(c)

Total Health Care			6,642,296
Information Technology — 0.4%
Software — 0.4%
Brain Corp.	—	1,923,387	11,683,682 *(a)(b)(c)

Total Preferred Stocks (Cost — $18,797,220)			18,325,978
Total Investments before Short-Term Investments (Cost — $1,818,697,668)			2,925,636,260

Short-Term Investments — 0.9%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.198%	12,617,142	12,617,142 (d)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.257%	12,617,142	12,617,142 (d)(e)

Total Short-Term Investments (Cost — $25,234,284)			25,234,284
Total Investments — 101.3% (Cost — $1,843,931,952)			2,950,870,544
Liabilities in Excess of Other Assets — (1.3)%			(36,724,679)
Total Net Assets — 100.0%			$2,914,145,865

*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Restricted security (Note 3).
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2025, the total market value of investments in Affiliated Companies was $12,617,142 and the cost was $12,617,142 (Note 2).

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Small Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities, including exchange-traded funds, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Small Cap Growth Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Information Technology	$644,526,177	—	$3,637,936	$648,164,113
Other Common Stocks	2,211,791,799	—	—	2,211,791,799
Investments in Underlying Funds	47,354,370	—	—	47,354,370
Preferred Stocks:
Health Care	—	—	6,642,296	6,642,296
Information Technology	—	—	11,683,682	11,683,682
Total Long-Term Investments	2,903,672,346	—	21,963,914	2,925,636,260
Short-Term Investments†	25,234,284	—	—	25,234,284
Total Investments	$2,928,906,630	—	$21,963,914	$2,950,870,544

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2025. The following transactions were effected in such company for the period ended January 31, 2025.

	Affiliate Value at October 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$3,250,067	$149,692,296	149,692,296	$140,325,221	140,325,221

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$123,225	—	$12,617,142

ClearBridge Small Cap Growth Fund 2025 Quarterly Report

3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 1/31/2025	Value Per Share	Percent of Net Assets
Brain Corp., Common Shares	598,883	3/21	$2,617,119	$3,637,936	$6.07	0.12%
Brain Corp., Preferred Shares	1,923,387	4/20, 11/20	10,146,825	11,683,682	6.07	0.40
Caris Life Sciences Inc., Series C, Preferred Shares	2,075,035	10/20	5,727,097	4,453,737	2.15	0.15
Caris Life Sciences Inc., Series D, Preferred Shares	360,901	5/21	2,923,298	2,188,559	6.06	0.08
			$21,414,339	$21,963,914		0.75%

ClearBridge Small Cap Growth Fund 2025 Quarterly Report